Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
OPERATING ACTIVITIES
Net income	¥ 167,638	$ 24,144	¥ 215,481	¥ 166,080
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation	13,492	1,943	18,383	28,235
Amortization of intangible assets	20,232	2,914	11,571	16,826
Allowance for doubtful receivables	2,381	343	7,597	6,060
Compensation expenses associated with stock options	4,937	711	17,653	23,598
Loss (gain) on disposal of property, plant and equipment	115	17	(126)	292
Investment income	(80,599)	(11,609)	(31,092)	(15,419)
Gain on disposal of subsidiaries	(3,082)	(444)
Share of income of affiliates	(48,293)	(6,955)	(26,924)	(30,649)
Deferred taxes	(14,736)	(2,122)	(1,067)	(1,318)
Changes in operating assets and liabilities:
Accounts receivable	(271,275)	(39,072)	(61,356)	16,036
Insurance premium receivables	1,339	193	(1,054)	(225)
Other receivables	(6,395)	(921)	7,222	14,700
Amounts due from related parties	3,727	537	(8,088)	(2,513)
Other current assets	(15,074)	(2,172)	(4,920)	2,900
Accounts payable	127,015	18,294	33,026	27,453
Insurance premium payables	304	44	2,244	(1,116)
Other payables and accrued expenses	142,720	20,556	71,506	3,911
Accrued payroll	11,446	1,649	9,143	638
Income taxes payable	29,530	4,253	6,433	(1,768)
Other tax liabilities	2,424	349	15,672	7,928
Net cash generated from operating activities	87,846	12,652	281,304	261,649
Cash flows used in investing activities:
Purchase of short term investments	(9,515,500)	(1,370,517)	(2,308,956)	(546,600)
Proceeds from disposal of short term investments	8,825,355	1,271,116	994,839	118,208
Purchase of property, plant and equipment	(11,885)	(1,712)	(6,663)	(6,209)
Purchase of intangible asset	(60,000)	(8,642)		(118)
Proceeds from disposal of property and equipment	48	7	539	614
Acquisition of subsidiaries, net of cash acquired of RMB1,291, nil and nil in 2014, 2015 and 2016, respectively				(62,709)
Disposal of subsidiaries, net of cash disposed of nil, RMB4,544 and RMB1,336 (US$192) in 2014, 2015 and 2016, respectively	29,376	4,231	15,476
Decrease (increase) in restricted cash	(16,152)	(2,326)	(10,107)	3,622
Decrease in other receivables			16,120	113,632
Additions in investments in non-current assets			(13,980)	(7,019)
Return of investment in non-current assets				3,900
(Increase) decrease in amounts due from related parties			181,181	(62,716)
Net cash used in investing activities	(748,758)	(107,843)	(1,131,551)	(445,395)
Cash flows used in financing activities:
Acquisition of additional interests in subsidiaries	(213,534)	(30,755)	(153,500)	(11,000)
Capital injection by noncontrolling interests			17,000
Payment for deferred consideration of acquisition of a subsidiary	(4,185)	(603)
Dividend distributed to noncontrolling interest			(2,450)
Proceeds on exercise of stock options	1,144	165	1,518	3,183
Repurchase of ordinary shares			(6,276)
Net cash used in financing activities	(216,575)	(31,193)	(143,708)	(7,817)
Net decrease in cash and cash equivalents	(877,487)	(126,384)	(993,955)	(191,563)
Cash and cash equivalents at beginning of year	1,115,266	160,632	2,103,068	2,288,623
Effect of exchange rate changes on cash and cash equivalents	2,463	354	6,153	6,008
Cash and cash equivalents at end of year	240,242	34,602	1,115,266	2,103,068
Supplemental disclosure of cash flow information:
Interest paid
Income taxes paid	¥ 4,133	$ 595	¥ 4,383	¥ 19,135